PayPal Money Market Reserve Fund
(Formerly X.com U.S.A. Money Market Fund)
--------------------------------------------------------------------------------
Seven-Day Yield                                                            5.23%
Total Return:
-------------
1 Year for the Period Ending December 31, 2000                             5.56%
Annualized Since Inception (September 30, 1999)                            5.52%


The seven-day yield is an annualized yield for the seven-day period ended December 29, 2000. "Annualized yield" refers to the interest you would earn if you held a share of the PayPal Money Market Reserve Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management. Performance figures for the Fund and for the Master Portfolio's benchmark, the Money Fund Report All-Taxable Average (the "Average") represent past performance of the Fund and it is not possible to invest directly in an Average. Share value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than the original investment. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be bale to maintain a stable net asset value of $1.00 per share.

The PayPal Money Market Reserve Fund (the "Fund") invests in the Money Market Master Portfolio (the "Master Portfolio"), which invests in high quality, short-term government and corporate debt. The year 2000 was marked with unusual market conditions which allowed the Fund a number of opportunities to benefit. For the year, the Average, yielded 5.86%.

During the first half of the year, the US economy showed continued signs of strong growth. In response, the Federal Reserve Board (the "Fed") raised rates three times, an increase that totaled 100 basis points (1.00%). During this time, the Master Portfolio invested a significant portion in one and three month paper. However, as a hedge against a slowing economy, a small portion of the Master Portfolio was invested in one-year securities.

Prior to the May Federal Open Market Committee meeting, fears of aggressive tightening by the Fed led to a steepening of the yield curve that exceeded our expectations of Fed actions. In response to these unusual market conditions, the Master Portfolio took the opportunity to purchase additional one-year securities at a significantly inflated yield. Following the May rate hike, the Master Portfolio seized another opportunity, extending heavily in the three and six month sector as the higher yields on short-term debt reflected the possibility of two further rate increases in the second half of 2000. The Funds benefited from these moves, outperforming many of its peers.

Strong economic signs continued into the second half of the year. Amid rising oil prices and a tight labor market, the Fed retained its "inflation risk" bias. Accordingly, the Master Portfolio purchased securities that would compensate for a potential rate increase and mature within three months. The market's perception about potential risk to the US economy shifted as the sustainability of the economic growth cycle appeared less likely, and a portion of the Master Portfolio was then extended into the six-month sector.

Year-end financing uncertainties then led to higher yields on assets purchased to mature in the first quarter of 2001. The Master Portfolio benefited from this opportunity by purchasing securities with this "year-end premium" early in the fourth quarter cycle. This not only helped to extend the premium over the entire quarter, but also proved advantageous when the curve began inverting. After a series of weak retail sales, productivity, manufacturing, and consumer confidence reports, coupled with low core inflation, the Federal Reserve Board moved from its previous bias toward "inflation" to a bias toward "recession". The year ended with a 6.5% federal funds rate, a 6.0% discount rate, and a projected 2.2% fourth quarter growth rate.

Moving into the new millennium, we continue to monitor economic conditions, the political landscape, and corporate credit quality. As a hedge against near-term recession (e.g., a "hard landing"), we will continue to seek lengthening opportunities while providing adequate liquidity and minimal credit risk.

The PayPal Money Market Reserve Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

PayPal Money Market Reserve Fund
Statement of Assets and Liabilities
December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments:
     In Money Market Master Portfolio ("Master Portfolio"), at market value (Note 1)                 $               75,984,348
Receivables:
     Capital shares sold                                                                                                643,098
                                                                                                     --------------------------
Total Assets                                                                                                         76,627,446
                                                                                                     --------------------------
LIABILITIES

Payables:
     Capital shares redeemed                                                                                            590,685
     Accrued advisory fee (Note 2)                                                                                       77,167
     Distribution to shareholders                                                                                        69,447
                                                                                                     --------------------------
Total Liabilities                                                                                                       737,299
                                                                                                     --------------------------
NET ASSETS                                                                                           $               75,890,147
                                                                                                     ==========================
Net assets consist of:
     Paid-in capital                                                                                                 75,890,147
                                                                                                     --------------------------
NET ASSETS                                                                                           $               75,890,147
                                                                                                     ==========================
Shares outstanding                                                                                                   75,890,147
                                                                                                     ==========================
Net asset value and offering price per share                                                         $                     1.00
                                                                                                     ==========================

-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Reserve Fund
Statement of Operations
For the Year Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
             Interest                                                                                $               2,048,831
             Expenses                                                                                                  (30,671)
                                                                                                     -------------------------
Net investment income allocated from Master Portfolio                                                                2,018,160
                                                                                                     -------------------------
FUND EXPENSES (Note 2)
             Advisory fees                                                                                             503,944
                                                                                                     -------------------------
Total fund expenses                                                                                                    503,944
                                                                                                     -------------------------
Less:
             Fees waived by PPAM (Note 2)                                                                             (112,438)
                                                                                                     -------------------------
Total net expenses                                                                                                     391,506
                                                                                                     -------------------------
Net investment income                                                                                                1,626,654
                                                                                                     -------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $               1,626,654
                                                                                                     =========================
-----------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

PayPal Money Market Reserve Fund
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                             For the Period November
                                                                                                                            18, 1999
                                                                                                                    (commencement of
                                                                                       For the Year Ended        operations) through
                                                                                        December 31, 2000          December 31, 1999
                                                                                       -----------------      ----------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income                                                              $       1,626,654    $               2,310
                                                                                        -----------------    ---------------------
Net increase in net assets resulting from operations                                            1,626,654                    2,310
                                                                                        -----------------    ---------------------
Distributions to shareholders:
     From net investment income                                                                (1,626,654)                  (2,310)
                                                                                        -----------------    ---------------------
Total distributions to shareholders                                                            (1,626,654)                  (2,310)
                                                                                        -----------------    ---------------------
Capital share transactions:
     Proceeds from shares sold                                                                154,711,772                1,254,052
     Net asset value of shares issued in reinvestment of dividends and distributions            1,523,316                    2,310
     Cost of shares redeemed                                                                  (81,541,111)                 (60,192)
                                                                                        -----------------    ---------------------
Net increase in net assets resulting from capital share transactions                           74,693,977                1,196,170
                                                                                        -----------------    ---------------------
Increase in net assets                                                                         74,693,977                1,196,170

NET ASSETS:

Beginning of period                                                                             1,196,170                       --
                                                                                        -----------------    ---------------------
End of period                                                                           $      75,890,147    $           1,196,170
                                                                                        =================    =====================
SHARES ISSUED AND REDEEMED:
     Shares sold                                                                              154,711,772                1,254,052
     Shares issued in reinvestment of dividends and distributions                               1,523,316                    2,310
     Shares redeemed                                                                          (81,541,111)                 (60,192)
                                                                                        -----------------    ---------------------
Net increase in shares outstanding                                                             74,693,977                1,196,170
                                                                                        =================    =====================
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Reserve Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                                           Period From
                                                                                                         Nov. 18, 1999
                                                                                                         (Commencement
                                                                                  Year Ended         of Operations) to
                                                                                Dec. 31, 2000            Dec. 31, 1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $          1.00         $            1.00
                                                                              ---------------         -----------------
Income from investment operations:
       Net investment income                                                             0.05                      0.01
                                                                              ---------------         -----------------
Total from investment operations                                                         0.05                      0.01
                                                                              ---------------         -----------------
Less distributions:
       From net investment income                                                       (0.05)                    (0.01)
                                                                              ---------------         ----------------
Total distributions                                                                     (0.05)                    (0.01)
                                                                              ---------------         -----------------
Net asset value, end of period                                                $          1.00         $            1.00
                                                                              ===============         =================
Total return                                                                             5.56%                     0.65% ++
                                                                              ===============         =================
Ratios/Supplemental data:
       Net assets, end of period (000s)                                       $        75,890         $           1,196
       Ratio of expenses to average net assets                         (1)               1.38%                     0.50% +
       Ratio of net investment income to average net assets            (2)               5.32%                     5.92% +
=======================================================================================================================
(1)    Ratio of expenses to average net assets prior to waived
       fees and reimbursed expenses                                                      1.75%                     0.60% +

(2)    Ratio of net investment income (loss) to average net assets
       prior to waived fees and reimbursed expenses                                      4.95%                     5.82% +
=======================================================================================================================

+   Annualized.
++  Not Annualized.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET RESERVE FUND
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     PayPal Money Market Reserve Fund (formerly X.com U.S.A. Money Market Fund) (the "Fund"), is a diversified series of PayPal Funds (formerly X.com funds) (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

     The investment objective of the Fund is to provide a high level of income while preserving capital and liquidity.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     Investment Policy and Security Valuation

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (14.8% as of December 31, 2000).

     The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     Security Transactions and Income Recognition

     The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

PAYPAL MONEY MARKET RESERVE FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     PayPal Asset Management, Inc. ("PPAM"), (formerly X.com Asset Management, Inc.), a wholly owned subsidiary of PayPal Corporation ("PayPal"), (formerly X.com Corporation), serves as the Fund's investment adviser. For both their advisory and administrative services, PPAM is paid a "unified" fee from the Fund at an annual rate of 1.80% of the Fund's average daily net assets. Prior to June 13, 2000, PPAM was paid a "unified" fee from the Fund at an annual rate of 0.50%. Under this agreement between the Trust and PPAM, PPAM assumes all ordinary recurring direct costs of the Trust, such as custodian fees, director's fees, transfer agency fees and accounting fees, and excludes, generally, advisory fees and costs related to security transactions. PPAM may delegate some of their administrative duties to the administrator.

     A fee waiver for the Fund is made pursuant to an expense limitation and reimbursement agreement with PPAM that is in effect for an initial term of one year and will be renewed thereafter automatically for a one year term on an
annual basis.   The agreement can only be changed, terminated or not renewed by either party by giving 90 days prior notice. The agreement requires PPAM to reimburse expenses or waive the advisory fee in order to limit the Fund's ratio of expenses to average net assets to no greater than 1.50%. Prior to June 13, 2000, the agreement required PPAM to reimburse expenses or waive the advisory fee in order to limit the Fund's ratios of expenses to average net assets to no greater than .50%. PPAM waived expenses totaling $112,438 or 0.37% of the Fund's average daily net assets for the period ended December 31, 2000.

     PayPal serves as the shareholder servicing agent for the Fund. PayPal is also responsible for maintaining the Fund's shareholder accounts.

     Investor's Bank & Trust Company (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3.   CAPITAL SHARE TRANSACTIONS

     As of December 31, 2000, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statements of Changes in Net Assets.

PAYPAL MONEY MARKET RESERVE FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)


4.   CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

Independent Auditors' Report


To the Shareholders and Board of Trustees of PayPal Funds:

We have audited the accompanying statement of assets and liabilities of PayPal Money Market Reserve Fund (formerly the X.com U.S.A. Money Market Fund) (the "Fund"), a series of PayPal Funds (formerly X.com Funds), as of December 31, 2000, and the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from November 18, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PayPal Money Market Reserve Fund as of December 31, 2000, the results of its operations, changes in its net assets and its financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
San Francisco, California
February 9, 2001

Special Meeting of Shareholders of the X.com Funds, held June 13, 2000 -
UNAUDITED

Proposal 1: To approve a proposed new Investment Advisory Agreement between each of the Funds and X.com Asset Management, Inc.

X.com U.S.A. Money Market Fund*:
Shares outstanding as of record date:                                                              18,114,626.01
Shares present in person and by proxy:                                                             16,953,794.87

Voted in favor:                           116,946,587.22 shares       99.96% of shares present in person or by proxy
Voted against                                   6,479.30 shares        0.03% of shares present in person or by proxy
Abstained:                                        728.82 shares        0.01% of shares present in person or by proxy

  * X.com U.S.A. Money Market Fund changed its name to PayPal Money Market Reserve Fund, effective January 8, 2001.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2000


Security                                         Face Amount               Value
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES--0.64%
--------------------------------------------------------------------------------
AmeriCredit Corp.
 6.89%, 06/05/01                                   1,524,418           1,524,418
Associates Automobile 2000-1 "A-1"
 6.85%, 06/15/01                                   1,775,896           1,775,896
--------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
(Cost: $3,300,314)                                                     3,300,314
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--4.58%
--------------------------------------------------------------------------------
Banque National de Paris
 6.99%, 05/02/01                                   3,500,000           3,499,889
Bayerische Hypo-Und Vereinsbank AG
 7.00%, 05/02/01                                   3,500,000           3,499,778
Deutsche Bank AG
 6.66%, 03/08/01                                   5,000,000           4,999,645
 6.70%, 03/14/01                                   6,500,000           6,499,375
Societe Generale
 6.90%, 03/29/01                                   5,000,000           4,999,538
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $23,498,225)                                                   23,498,225
--------------------------------------------------------------------------------

COMMERCIAL PAPER--54.29%
--------------------------------------------------------------------------------
Alpine Securitization Corp.
 6.62%, 01/19/01                                   5,000,000           4,981,610
Amstel Funding Corp.
 6.34%, 03/23/01                                   1,475,000           1,453,440
 6.51%, 03/29/01                                  10,000,000           9,838,935
 6.61%, 02/08/01                                   5,000,000           4,963,278
 6.65%, 02/07/01                                   5,000,000           4,963,939
British Telecommunications PLC
 6.57%, 02/12/01                                   5,000,000           4,959,850
Corporate Asset Funding Co.
 6.56%, 01/22/01                                   7,000,000           6,970,663
Countrywide Home Loans Inc.
 6.59%, 01/05/01                                  15,000,000          14,983,525
Dorada Finance Inc.
 6.50%, 03/12/01                                  10,000,000           9,870,000
Edison Asset Securitization
 6.60%, 01/22/01                                  10,000,000           9,957,833
Enterprise Funding Corp.
 6.53%, 02/02/01                                   1,025,000           1,018,679
Falcon Asset Securitization Corp.



The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2000

 Security                                                                         Face Amount                   Value
---------------------------------------------------------------------------------------------------------------------
 6.60%, 01/19/01                                                                    5,000,000               4,981,667
 6.61%, 01/24/01                                                                   10,000,000               9,954,097
Forrestal Funding Corp.
 6.53%, 02/27/01                                                                    3,000,000               2,967,919
 6.53%, 02/23/01                                                                    5,000,000               4,950,118
 6.54%, 02/26/01                                                                   10,000,000               9,894,633
General Electric Capital Corp.
 6.56%, 01/29/01                                                                    5,000,000               4,972,667
General Electric Financial Assurance Holding
 6.55%, 01/02/01                                                                   13,422,000              13,414,674
Intrepid Funding
 6.52%, 03/13/01                                                                    4,862,000               4,797,719
Invensys PLC
 6.55%, 01/30/01                                                                    5,000,000               4,971,798
Jupiter Securitization Corp.
 6.59%, 02/12/01                                                                    5,452,000               5,408,087
 6.63%, 01/18/01                                                                   10,000,000               9,965,008
 6.66%, 01/22/01                                                                   10,000,000               9,957,450
K2 USA LLC
 6.50%, 03/07/01                                                                    5,000,000               4,939,514
Lexington Parker Capital Corp.
 6.52%, 03/01/01                                                                    5,000,000               4,944,762
Liberty Street Funding Corp.
 6.51%, 02/16/01                                                                   10,000,000               9,913,200
 6.56%, 01/18/01                                                                    5,000,000               4,982,689
Moat Funding LLC
 6.53%, 03/27/01                                                                    5,000,000               4,921,156
 6.55%, 02/27/01                                                                    3,240,000               3,205,219
 6.55%, 01/29/01                                                                    5,000,000               4,972,708
 6.56%, 01/25/01                                                                    5,000,000               4,976,311
Monte Rosa Capital Corp.
 6.50%, 02/06/01                                                                    5,442,000               5,404,662
Morgan Stanley Dean Witter & Co.
 6.65%, 01/12/01                                                                   10,000,000               9,975,986
Receivables Capital Corp.
 6.60%, 01/23/01                                                                    5,000,000               4,978,000
Sigma Finance Inc.
 6.48%, 05/01/01                                                                    5,000,000               4,890,200
Silver Tower US Funding LLC
 6.53%, 03/27/01                                                                    2,000,000               1,968,463
 6.54%, 02/07/01                                                                    3,500,000               3,475,202
 6.56%, 02/27/01                                                                    7,660,000               7,577,646
Special Purpose Accounts Receivable Corp.
 6.52%, 03/06/01                                                                   10,000,000               9,880,467
Thames Asset Global Securitization Inc.

The accompanying notes are an integral part of these financial statement.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2000

 Security                                                                         Face Amount                   Value
---------------------------------------------------------------------------------------------------------------------
 6.56%, 02/05/01                                                                   16,416,000              16,305,320
 6.58%, 02/05/01                                                                    2,637,000               2,619,166
Three Rivers Funding Corp.
 6.63%, 01/17/01                                                                    8,596,000               8,567,504
---------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost: $278,695,764)                                                                                     278,695,764
---------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--3.51%
---------------------------------------------------------------------------------------------------------------------
Societe Generale
 6.63%, 01/02/01                                                                   18,000,000              18,000,000
---------------------------------------------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
 (Cost: $18,000,000)                                                                                       18,000,000
---------------------------------------------------------------------------------------------------------------------


VARIABLE & FLOATING RATE NOTES--30.74%
----------------------------------------------------------------------------------------------------------------------

Associates Corp. of North America
  6.58%, 06/15/04                                                                   15,000,000             14,996,866
Associates Manufactured Housing Certificates
  6.85%, 07/15/30                                                                    4,267,481              4,267,481
AT&T Corp.
  6.82%, 07/13/01                                                                   15,000,000             15,000,000
Bank of America NA
  6.65%, 04/27/01                                                                    5,000,000              5,000,000
Bank One Corp.
  6.95%, 08/09/01                                                                   10,000,000             10,011,189
Bayerische Landesbank
  6.57%, 02/28/01                                                                    5,000,000              4,999,600
  6.61%, 09/19/01                                                                    2,500,000              2,498,757
CIT Equipment Collateral
  6.68%, 03/20/01                                                                   10,000,000             10,000,000
CIT Group Holdings Inc.
  6.60%, 02/14/01                                                                    3,000,000              2,999,185
  6.97%, 07/09/01                                                                    2,500,000              2,498,715
Comerica Bank
  6.85%, 05/16/01                                                                    9,970,000              9,973,866
FBNA US Bank
  6.68%, 07/23/01                                                                   10,000,000             10,000,000
First Union Corp.
  6.90%, 10/30/01                                                                    8,000,000              8,006,988
First Union National Bank
  6.64%, 05/29/01                                                                    5,000,000              5,000,000
Ford Motor Credit Co.
  6.97%, 07/16/01                                                                   10,000,000             10,007,683

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2000

Security                                                                          Face Amount                   Value
----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.
   6.95%, 08/06/01                                                                    7,500,000              7,508,618
Lexington Parker Capital Corp.
   6.66%, 01/25/01                                                                   10,000,000              9,999,929
Monet Trust "A2"
   6.53%, 09/27/01                                                                   15,000,000             15,000,000
SMM Trust 2000-E
   6.73%, 03/14/01                                                                    5,000,000              5,000,000
Special Purpose Accounts Receivable Corp.
   6.65%, 01/05/01                                                                    5,000,000              5,000,000
----------------------------------------------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $157,768,877)                                                                                       157,768,877
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-5.81%

----------------------------------------------------------------------------------------------------------------------

Goldman Sachs Tri Party Repurchase Agreement, dated
12/29/00, due 01/02/01, with a maturity value of
$14,847,551 and an effective yield of 6.40%.                                        14,837,000              14,837,000
Investors Bank & Trust Tri Party Repurchase Agreement,
dated 12/29/00, due 01/02/01, with a maturity value of
$632 and an effective yield of 5.73%.                                                      632                     632
Merrill Lynch Tri Party Repurchase Agreement, dated
12/29/00, due 01/02/01, with a maturity value of
$15,010,833 and an effective yield of 6.50%.                                        15,000,000              15,000,000
----------------------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $29,837,632)                                                                                         29,837,632
----------------------------------------------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 99.57%
(Cost $511,100,812)                                                                                        511,100,812
----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.43 %                                                                     2,196,373
----------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                                                      $513,297,185
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments at amortized cost (Cost:  $511,100,812) (Note 1)                                 $            511,100,812
Receivables:
       Interest                                                                                             2,331,967
                                                                                             ------------------------
Total Assets                                                                                              513,432,779
                                                                                             ------------------------

LIABILITIES

Payables:
       Due to BFGA (Note 2)                                                                                   135,594
                                                                                             ------------------------
Total Liabilities                                                                                             135,594
                                                                                             ------------------------
NET ASSETS                                                                                   $            513,297,185
                                                                                             ========================

---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Operations
For the Year Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
       Interest                                                                          $             27,010,567
                                                                                         ------------------------
Total Investment Income                                                                                27,010,567
                                                                                         ------------------------
EXPENSES (Note 2)
       Advisory fees                                                                                      411,596

                                                                                         ------------------------
Total expenses                                                                                            411,596
                                                                                         ------------------------
Net investment income                                                                                  26,598,971
                                                                                         ------------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                                                22
                                                                                         ------------------------
Net gain on investments                                                                                        22
                                                                                         ------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $             26,598,993
                                                                                         ========================

 ----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                For the Year Ended    For the Period Ended     For the Period Ended
                                                                 December 31, 2000     December 31, 1999 *      February 28, 1999**
                                                             ---------------------     -------------------      -------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
       Net investment income                                     $      26,598,971       $       9,767,206       $        5,411,548
       Net realized gain                                                        22                   4,552                       --
                                                                 -----------------       -----------------       ------------------
Net increase in net assets resulting from operations                    26,598,993               9,771,758                5,411,548
                                                                 -----------------       -----------------       ------------------

Interestholder transactions:
       Contributions                                                 1,633,105,244             343,767,992              257,234,773
       Withdrawals                                                  (1,391,880,314)           (370,712,809)                      --
                                                                 -----------------       -----------------       ------------------
Net increase (decrease) in net assets resulting
     from interestholder transactions                                  241,224,930             (26,944,817)             257,234,773
                                                                 -----------------       -----------------       ------------------

Increase (decrease) in net assets                                      267,823,923             (17,173,059)             262,646,321

NET ASSETS:

Beginning of period                                                    245,473,262             262,646,321                       --
                                                                 -----------------       -----------------       ------------------
End of period                                                    $     513,297,185       $     245,473,262       $      262,646,321
                                                                 =================       =================       ==================

------------------------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.


The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP"') is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is accrued on a daily basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The Master Portfolio amortizes premium and accretes discount on a straight-line basis to maturity.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)


under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.


  The repurchase agreements entered into on December 29, 2000 by the Master Portfolio were fully collateralized by U.S. Government obligations as follows:

-----------------------------------------------------------------------------------------------
                                               U.S. Government Obligations
                               ----------------------------------------------------------------
                                                                                   Aggregate
                                                                                     Market
     Repurchase Agreement        Interest Rate(s)        Maturity Date(s)            Value
-----------------------------------------------------------------------------------------------
    Goldman Sachs Tri Party        5.50 - 9.50%      10/01/01 - 12/01/30       $     15,133,740
    Investors Bank & Trust             6.38               08/15/02                       10,406
     Tri Party
    Merrill Lynch Tri Party        5.50 - 8.55       01/01/04 - 08/01/38             15,302,831
-----------------------------------------------------------------------------------------------


2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.


3.  INVESTMENT PORTFOLIO TRANSACTIONS

    As of December 31, 2000, the Master Portfolio's cost for income tax purposes is the same as for financial statement purposes.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)


4.    FINANCIAL HIGHLIGHTS

      The ratios of expenses to average net assets, net investment income to average net assets and total returns for the Master Portfolio were as follows:


 --------------------------------------------------------------------------------------------
                                            For the             For the            For the
                                         Year Ended        Period Ended       Period Ended
                                       December 31,        December 31,       February 28,
                                               2000                1999 *             1999 ++
----------------------------------------------------------------------------------------------
     Ratio of expenses to          +          0.10%                0.10%             0.10%
     average net assets
     Ratio of net investment       +          6.43%                5.23%             5.17%
     income to average net assets
     Total return                             6.52%                4.44% **          2.61% **
----------------------------------------------------------------------------------------------


* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

**  Not annualized.

+   Annualized for periods of less than one year.

++ For the period from September 1, 1998 (commencement of operations) to February 28,1999.

5.    CHANGE IN ACCOUNTING POLICY

      In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended, the ten-month period ended December 31, 1999 and for the period from September 1, 1999 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP
San Francisco, California
February 9, 2001